SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying unaudited condensed consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2021 included in the Company’s annual report on Form 10-K.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Liquidity

Liquidity

As of March 31, 2022, the Company’s reported cash and restricted cash aggregated balance was approximately $5,976,000, current assets were approximately $7,270,000, while current liabilities were approximately $7,835,000. As of March 31, 2022, the Company had a working capital deficit of approximately $565,000 and stockholders’ equity of approximately $11,252,000. For the three months ended March 31, 2022, the Company reported loss from operations of approximately $2,398,000, a non-cash, non-operating gain on the recognition and change in fair value of warrant liabilities of approximately $11,846,000, resulting in an overall net income of approximately $9,340,000. The Company reported negative cash flows from operations of approximately $343,000. The Company completed a capital offering in January 2022 that raised net proceeds of approximately $17,853,352. Management believes the company’s financial position and its ability to raise capital to be reasonable and sufficient, providing ample liquidity for the foreseeable future.

Liquidity

As of December 31, 2021, the Company’s reported cash and restricted cash aggregated balance was approximately $4,621,000, current assets were approximately $7,982,000, while current liabilities were approximately $44,981,000. As of December 31, 2021, the Company had a working capital deficit of approximately $36,999,000 and a stockholders’ deficit of approximately $26,066,000. For the year ended December 31, 2021, the Company reported a loss from operations of approximately $2,912,000, a non-cash, non-operating measurement loss on the warrant commitment    of approximately $17,653,000, resulting in an overall net loss of approximately $21,098,000. The Company reported negative cash flows from operations of approximately $2,253,000. The Company completed a capital offering in February 2021 that raised net proceeds of approximately $10,496,000 and as noted in Note 13, subsequent to year end, the Company raised an additional $20,000,000 of capital through a securities purchase agreement with institutional investors. Management believes the company’s financial position and its ability to raise capital to be reasonable and sufficient, providing ample liquidity for the foreseeable future.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Cash	Cash Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash includes cash pledged as collateral to secure obligations and/or all cash whose use is otherwise limited by contractual provisions.

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	March 31, 2022	March 31, 2021
Cash	$5,491,407	$9,432,070
Restricted cash	484,351	585,906
Total cash and restricted cash	$5,975,758	$10,017,976

Restricted Cash

Restricted cash includes cash pledged as collateral to secure obligations and/or all cash whose use is otherwise limited by contractual provisions.

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	December 31, 2021	December 31, 2020
Cash	$4,136,180	$45,213
Restricted cash	484,542	484,368
Total cash and restricted cash	$4,620,722	$529,581

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation is recognized over an asset’s estimated useful life using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Maintenance and repairs are charged to expense as incurred. Estimated useful lives of the Company’s Property and Equipment are as follows:

Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation is recognized over an asset’s estimated useful life using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Certain capitalized software has been reclassified in the consolidated balance sheet from property and equipment, net to intangibles, net and comparative periods have been adjusted accordingly. Maintenance and repairs are charged to expense as incurred. Estimated useful lives of the Company’s Property and Equipment are as follows:

Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

As of March 31, 2022 and December 31, 2021 respectively, the Company’s balance sheet includes certain financial instruments, including cash, notes receivables, accounts payable, and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on a market index.

The Company’s Warrant Commitment and warrant liabilities (“Warrant Liabilities”) (see Note 13, Commitments and Contingencies) represent liability-classified derivative financial instruments recorded at fair value on a recurring basis. The fair value includes significant inputs unobservable in the market and thus are considered Level 3. The Company measures fair value of Warrant Liabilities at issuance date and subsequently at the balance sheet date, using a binomial option pricing model. The significant inputs used in estimating fair value include the fair value of the underlying stock, expected term, risk free interest rate, and expected volatility, as follows:

	March 31, 2022	December 31, 2021
Stock price	$4.31	$6.44
Volatility	90%	90%
Time to expiry	5	5
Dividend yield	0%	0%
Risk free rate	2.4%	1.10%

The following reconciles the fair values of the liability classified warrants:

	March 31, 2022
	Series B Warrant Commitment	Series B warrant liabilities	Placement agent warrants	Total
Beginning balance	$37,652,808	$-	$-	$37,652,808
Initial recognition	-	55,061,119	1,525,923	56,587,042
Unrealized (gain) loss	17,408,311	(31,980,437)	(946,461)	(15,518,587)
Warrants exercised or transferred	(55,061,119)			(55,061,119)
Ending balance	$-	$23,080,682	$579,462	$23,660,144

	December 31, 2021
	Series B Warrant Commitment	Total
Beginning balance	$-	$-
Initial recognition	20,244,497	20,244,497
Unrealized (gain) loss	17,408,311	17,408,311
Warrants exercised or transferred	-	-
Ending balance	$37,652,808	$37,652,808

The Company’s contingent accrued earn-out business acquisition consideration liabilities are considered Level 3 fair value liability instruments requiring period fair value assessments. These contingent consideration liabilities were recorded at fair value on the acquisition date and are re-measured quarterly based on the then assessed fair value and adjusted if necessary. The increases or decreases in the fair value of contingent consideration can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. As the fair value measure is based on significant inputs that are unobservable in the market, they are categorized as Level 3.

As of March 31, 2022 and December 31, 2021 respectively, the earn-out liability account balance as reported in the condensed consolidated balance sheets is $4,220,949 and $3,813,878. At March 31, 2022 and December 31, 2021, the current portion of the earn-out liability is $3,774,411 and $3,297,855, respectively, and the non-current earn out liability, net of current portion was $446,538 and $516,023, respectively. In fair valuing these instruments, the income valuation approach is applied and key valuation inputs include contingent payment arrangement terms, projected revenues and cash flows, rate of return, and probability assessments. Undiscounted remaining earn out payments are approximately $4,345,000 as of March 31, 2022.

For the Company’s earn-out liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the following table provides a reconciliation of the beginning and ending balances for each category therein, and gains or losses recognized during the period ended March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Beginning balance - January 1	$3,813,878	$2,931,418

Acquisitions and Settlements:	-	-
JP Kush Acquisition	-	1,694,166
CCS Write-off	-	(81,368)
Altruis partial settlement	-	(452,236)
	-	-
Period adjustments:
Fair value changes and accretion included in earnings*	407,071	(278,102)

Ending balance	$4,220,949	$3,813,878

*	Recorded as a reduction to general and administrative expenses

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

As of December 31, 2021 and 2020 respectively, the Company’s balance sheet includes certain financial instruments, including cash, notes receivables, accounts payable, and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on a market index.

The Company’s Warrant Commitment (see Note 13, Commitments and Contingencies) represents a liability-classified derivative financial instrument recorded at fair value on a recurring basis. The fair value of the Warrant Commitment includes significant inputs not observable in the market and thus are considered to have Level 3 inputs. The Company measured the fair value of the Warrant Commitment at the issuance date, December 22, 2021, and subsequently at the balance sheet date, using a binomial option pricing model. The significant inputs used in estimating the fair value of Warrant Commitment include fair value of the underlying stock, expected term, risk free interest rate, and expected volatility. The fair value of the Warrant Commitment at December 31, 2021 was $37,652,808, estimated using the following inputs:

	December 22, 2021	December 31, 2021
Stock price	$4.23	$6.44
Volatility	90%	90%
Expected term (years)	2	5
Dividend yield	0%	0%
Risk free rate	1.10%	1.10%

The following reconciles the warrant commitment for the year ended December 31, 2021:

2021
Beginning balance	$-
Initial recognition of warrant commitment	20,244,497
Unrealized loss	17,408,311
Ending balance	$37,652,808

The Company’s contingent accrued earn-out business acquisition consideration liabilities are considered Level 3 fair value liability instruments requiring period fair value assessments. These contingent consideration liabilities were recorded at fair value on the acquisition date and are re-measured quarterly based on the then assessed fair value and adjusted if necessary. The increases or decreases in the fair value of contingent consideration can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. As the fair value measure is based on significant inputs that are not observable in the market, they are categorized as Level 3. As of December 31, 2021 and 2020 respectively, the earn-out liability account balance as reported in the consolidated balance sheets are $3,813,878 and $2,931,418. At December 31, 2021 and 2020, the current portion of the earn-out liability was $3,297,855 and $0, respectively, and the non-current earn out liability, net of current portion was $516,023 and $2,931,418, respectively. In fair valuing these instruments, the income valuation approach is applied and the valuation inputs include the contingent payment arrangement terms, projected revenues and cash flows, rate of return, and probability assessments. Undiscounted remaining earn out payments are approximately $4,000,000.

For the Company’s earn-out liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the following table provides a reconciliation of the beginning and ending balances for each category therein, and gains or losses recognized during the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$2,931,418	$2,850,050

Acquisitions and Settlements:
CCS Acquisition	-	81,368
JP Kush Acquisition	1,694,166	-
CCS Write-off	(81,368)	-
Altruis partial settlement	(452,236)	-

Remeasurement adjustments:
Gains included in earnings*	(278,102)	-

Ending balance	$3,813,878	$2,931,418

*	recorded as a reduction to general and administrative expenses

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

Significant unobservable inputs used in the earn-out fair value measurements of the Company’s contingent consideration liabilities designated as Level 3 are as follows:

	March 31, 2022	December 31, 2021
Fair value	$4,220,949	$3,813,878
Valuation technique	Discounted cash flow	Discounted cash flow
Significant unobservable input	Projected revenue and probability of achievement	Projected revenue and probability of achievement

Quantitative Information about Level 3 Fair Value Measurements

Significant unobservable inputs used in the earn-out fair value measurements of the Company’s contingent consideration liabilities designated as Level 3 are as follows:

	December 31, 2021	December 31, 2020
Fair value	$3,813,878	$2,931,418
Valuation technique	Discounted cash flow	Discounted cash flow
Significant unobservable input	Projected revenue and probability of achievement	Projected revenue and probability of achievement

Deferred Financing Costs

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of fees incurred by the Company in conjunction with its debt financing activities. These costs are amortized to interest expense using the straight-line method which approximates the interest rate method over the term of the related debt. As of March 31, 2022 and December 31, 2021, unamortized deferred financing costs were $129,791, and $134,528, respectively and are netted against the related debt.

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of fees incurred by the Company in conjunction with its debt financing activities. These costs are amortized to interest expense using the straight-line method which approximates the interest rate method over the term of the related debt. As of December 31, 2021, and 2020, unamortized deferred financing costs were $134,528, and $151,312, respectively and are netted against the related debt.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting. Under the acquisition method, assets acquired, liabilities assumed, and consideration transferred are recorded at the date of acquisition at their respective fair values. Definite-lived intangible assets are amortized over the expected life of the asset. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred. If the business combination provides for contingent consideration such as earn-outs, the Company records the contingent consideration at fair value at the acquisition date. The Company remeasures fair value as of each reporting date and changes resulting from events after the acquisition date, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value and accretion costs are recognized in earnings.

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting. Under the acquisition method, assets acquired, liabilities assumed, and consideration transferred are recorded at the date of acquisition at their respective fair values. Definite-lived intangible assets are amortized over the expected life of the asset. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred. If the business combination provides for contingent consideration such as earn-outs, the Company records the contingent consideration at fair value at the acquisition date. The Company remeasures fair value as of each reporting date and changes resulting from events after the acquisition date, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value and accretion costs are recognized in earnings.

Identifiable Intangible Assets, net

Identifiable Intangible Assets, net

Finite-lived intangible assets such as customer relationships assets, trademarks and tradenames are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging from 3 to 20 years. Finite-lived intangible assets are reviewed for impairment or obsolescence whenever events or circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows expected to be generated by that asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the estimated fair value. No impairment was recognized during the periods presented.

Identifiable Intangible Assets, net

Finite-lived intangible assets such as customer relationships assets, trademarks and tradenames are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging from 3 to 20 years. Finite-lived intangible assets are reviewed for impairment or obsolescence whenever events or circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows expected to be generated by that asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the estimated fair value. No impairment was recognized during the periods presented.

Goodwill and other indefinite-lived intangibles

Goodwill and other indefinite-lived intangibles

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is assigned to a reporting unit on the acquisition date and tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. Similarly, indefinite-lived intangible assets (if any) other than goodwill are tested annually or more frequently if indicated, for impairment. If impaired, intangible assets are written down to fair value based on the expected discounted cash flows.

Goodwill and other indefinite-lived intangibles

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is assigned to a reporting unit on the acquisition date and tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. Similarly, indefinite-lived intangible assets (if any) other than goodwill are tested annually or more frequently if indicated, for impairment. If impaired, intangible assets are written down to fair value based on the expected discounted cash flows.

Financial Instruments

Financial Instruments

The Company evaluates issued financial instruments for classification as either equity or liability based on an assessment of the financial instrument’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the financial instruments issued are freestanding pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and, if applicable whether the financial instruments meet all of the requirements for equity classification under ASC 815, including whether the financial instruments are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance and as of each subsequent reporting period end date while the financial instruments are outstanding. Financial instruments that are determined to be liabilities under ASC 480 or ASC 815 are held at their initial fair value and remeasured to fair value at each subsequent reporting date, with changes in fair value recorded as a non-operating, non-cash loss or gain, as applicable.

The Company’s financial instruments consist of derivatives related to the warrants issued with the securities purchase agreement as discussed in Note 9, Warrant Liabilities. The accounting treatment of derivative financial instruments requires that we record the derivatives at their fair values as of the inception date of the debt agreements and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense at each balance sheet date. Upon the determination that an instrument is no longer subject to derivative accounting, the fair value of the derivative instrument at the date of such determination will be reclassified to paid in capital.

Financial Instruments

The Company evaluates issued financial instruments for classification as either equity or liability based on an assessment of the financial instrument’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the financial instruments issued are freestanding pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and, if applicable whether the financial instruments meet all of the requirements for equity classification under ASC 815, including whether the financial instruments are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance and as of each subsequent reporting period end date while the financial instruments are outstanding. Financial instruments that are determined to be liabilities under ASC 480 or ASC 815 are held at their initial fair value and remeasured to fair value at each subsequent reporting date, with changes in fair value recorded as a non-operating, non-cash loss or gain, as applicable.

The Company’s financial instruments consist of derivatives related to the warrants issued with the securities purchase agreement as discussed in Note 13, Warrant Commitment. The accounting treatment of derivative financial instruments requires that we record the derivatives at their fair values as of the inception date of the debt agreements and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense at each balance sheet date. Upon the determination that an instrument is no longer subject to derivative accounting, the fair value of the derivative instrument at the date of such determination will be reclassified to paid in capital.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606 Revenue from Contracts with Customers which at its core, recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

The Company’s revenue is primarily comprised of agency commissions earned from insurance carriers (the “Customer” or “Carrier”) related to insurance plans produced through brokering, producing and servicing agreements between insurance carriers and members. The Company defines a “Member” as an individual, family or entity currently covered or seeking insurance coverage.

The Company focuses primarily on agency services for insurance products in the “Healthcare” and property and casualty, which includes auto (collectively “P&C”) space, with nominal activity in the life insurance and bond sectors. Healthcare includes plans for individuals and families, Medicare supplements, ancillary and small businesses. The Company also earns revenue in the “Insurance Marketing” space as discussed further below.

Consideration for all agency services typically is based on commissions calculated by applying contractual commission rates to policy premiums. For P&C, commission rates are applied to premiums due, whereas for healthcare, commission rates, including override commissions, are applied to monthly premiums received by the Carrier.

The Company has two forms of billing practices, “Direct Bill” and “Agency Bill”. With Direct Bill, Carriers bill and collect policy premium payments directly from Members without any involvement from the Company. Commissions are paid to the Company by the Carrier in the following month. With Agency Bill, the Company bills Members premiums due and remits them to Carriers net of commission earned.

The following outlines the core principles of ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

Healthcare revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Carriers, to perform agency services that culminate in monthly premium cash collections by the Carrier. The performance obligation is satisfied through a combination of agency services including, marketing carrier’s insurance plans, soliciting Member applications, binding, executing and servicing insurance policies on a continuous basis throughout a policy’s life cycle which includes and culminates with the Customer’s collection of monthly premiums. No commission is earned if cash is not received by Carrier. Thus, commission revenue is earned only after a month’s cash receipts from Members’ dues is received by the Customer. Each month’s Carrier cash collections is considered a separate unit sold and transferred to the Customer i.e., the satisfaction of that month’s performance obligation.

Transaction price is typically stated in a contract and usually based on a commission rate applied to Member premiums paid and received by Carrier. The Company generally continues to receive commission payments from Carriers until a Member’s plan is cancelled or the Company terminates its agency agreement with the Carrier. Upon termination, the Company normally will no longer receive any commissions from Carriers even on business still in place. In some instances, trailing commissions could occur which would be recognized similar to other Healthcare revenue. With one performance obligation, allocation of transaction price is normally not necessary.

Healthcare typically utilizes the Direct Bill method.

The Company recognizes revenue at a point in time, when it satisfies its monthly performance obligation and control of the service transfers to the Customer. Transfer occurs when Member insurance premium cash payments are received by the Customer. The Customer’s receipt of cash is the culmination and complete satisfaction of the Company’s performance obligation, and the earnings process is complete.

With Direct Bill, since the amount of monthly Customer cash receipts is unknown to the Company until the following month when notice is provided by Customer to Company, the Company accrues revenue at each period end. Any estimated revenue accrued and recognized at a period-end is trued up for financial reporting per actual revenue earned as provided by the Customer during the following month.

P&C revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Customers, to perform agency services to solicit, receive proposals and bind insurance policies culminating with policy placement. Commission revenue is earned at the time of policy placement.

Transaction price is typically stated in a contract and usually based on commission rates applied to Member premiums due. With one performance obligation, allocation of transaction price is normally not necessary.

P&C utilizes both the Agency Bill and Direct Bill methods, depending on the Carrier.

The Company recognizes revenue at a point in time when it satisfies its performance obligation and control of the service transfers to the Customer. Transfer occurs when the policy placement process is complete.

With both Direct Bill and Agency Bill, the Company accrues commission revenue in the period policies are placed. With Agency Bill, payment is typically received from Members in the month earned, however with Direct Bill, payment is typically received from Carriers in the month subsequent to the commissions being earned.

Insurance Marketing revenue recognition:

Medigap, a consolidated wholly owned subsidiary of the Company earns commission revenue by selling bound insurance policies with all renewal rights to insurance marketing organizations (the “IM Customer”). The IM Customers utilize innovative actuarial models to value and price policies purchased based on future projections. IM Customers pay a one-time commission per policy purchased to selling agencies based on a pre-agreed formula outlined in the parties’ contractual agreement. Commission payments are subject to chargeback in the event a policy is cancelled or lapses within 3 months of a policy’s effective date or until the first three payments are received from the insured party, depending on the IM Customer Contract.

The Company identifies a contract when it has a binding agreement to sell issued insurance policies to the IM Customer.

There is one performance obligation in IM Customer contracts, to sell the rights in Company procured issued insurance policies to the IM Customer. The performance obligation is satisfied when the rights to an issued policy have been transferred to the IM Customer.

Transaction price is stated in a contract and is a set range of commission amounts based on each policy sold. There are two variable components to consideration received:

a)	Commissions are only earned once a policy is “Placed”, defined as, an active policy sold to the IM Customer where the IM Customer has received the initial insurance carrier payment with respect to such policy. The Company requires end-user insured parties to pay the initial premium to the insurance carrier upon issuance of a policy. Insurance carrier in turn pays IM Customer its initial payment soon thereafter. Thus, upon sale of an issued policy to IM Customer, the Company has provided a bound issued policy and ensured first premium payment has been completed by insured party. This results in virtual assurance that the IM Customer will receive its initial insurance carrier payment, and it is more than probable that a significant revenue reversal will not occur. The Company thus considers all policies sold to the IM Customer to be Placed for revenue recognition purposes.

b)	Commission revenue is subject to chargeback in full if a policy is cancelled or lapses within three months from the policy effective date or if the insured party does not make the first three payments of the policy. The Company uses historical activity as well as current factors to estimate the unconstrained variable consideration for recognition per the expected value method. A chargeback reserve liability is credited for the difference between cash consideration received and variable consideration recognized. At each reporting period, the Company remeasures the chargeback reserve liability and recognizes any change as an increase or decrease to the then current period revenue. As of March 31, 2022 and December 31, 2021, the chargeback reserve liability was $1,585,435 and $0, respectively.

With one performance obligation, allocation of transaction price is normally not necessary.

The Company recognizes revenue at a point in time when it satisfies its performance obligation and control of an insurance policy transfers to the IM Customer. Transfer of control occurs when the Company submits the Policy to the IM Customer.

IM Customers generally pay the Company weekly, and accruals are recorded as necessary at period end.

Other revenue policies: Insurance commissions earned from Carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the condensed consolidated statements of operations.

When applicable, commission revenue is recognized net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

The Company could earn additional revenue from contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the Carriers (collectively, “Contingent Commissions”). Contingent Commissions are earned when the Company achieves targets established by Carriers. The Carriers notify the Company when it has achieved the target. The Company recognizes revenue for any Contingent Commissions at the time it is reasonably assured that a significant revenue reversal is not probable, which is generally when a Carrier notifies the Company that it is on track or has earned a Contingent Commission.

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Three Months ended March 31, 2022	Medical/Life	Property and Casualty	Total
Regular
EBS	$221,184	$-	$221,184
USBA	13,587	-	13,587
CCS/UIS	-	43,881	43,881
Montana	506,721	-	506,721
Fortman	332,600	197,260	529,860
Altruis	1,304,872	-	1,304,872
Kush	438,591	-	438,591
Medigap	1,177,085	-	1,177,085
	$3,994,640	$241,141	$4,235,781

Three Months ended March 31, 2021	Medical/Life	Property and Casualty	Contingent commission	Total
Regular
EBS	208,994	-		208,994
USBA	12,225	-		12,225
CCS/UIS	-	88,818		88,818
Montana	535,116	-		535,116
Fortman	249,801	207,772		457,573
Altruis	1,021,004	-		1,021,004
	2,027,140	296,590	-	2,323,730

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606 Revenue from Contracts with Customers which at its core, recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

The Company’s revenue is primarily comprised of agency commissions earned from health insurance carriers (the “Customer” or “Carrier”) related to insurance plans produced through brokering, producing and servicing agreements between insurance carriers and members. The Company defines a “Member” as an individual, family or entity currently covered or seeking insurance coverage.

The Company focuses primarily on agency services for insurance products in the “Healthcare” and property and casualty, which includes auto (collectively “P&C”) space, with nominal activity in the life insurance and bond sectors. Healthcare includes plans for individuals and families, Medicare supplements, ancillary and small businesses.

Consideration for all agency services typically is based on commissions calculated by applying contractual commission rates to policy premiums. For P&C, commission rates are applied to premiums due, whereas for healthcare, commission rates, including override commissions, are applied to monthly premiums received by the Carrier.

The Company has two forms of billing practices, “Direct Bill” and “Agency Bill”. With Direct Bill, Carriers bill and collect policy premium payments directly from Members without any involvement from the Company. Commissions are paid to the Company by the Carrier in the following month. With Agency Bill, the Company bills Members premiums due and remits them to Carriers net of commission earned.

The following outlines the core principles of ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

Healthcare revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Carriers, to perform agency services that culminate in monthly premium cash collections by the Carrier. The performance obligation is satisfied through a combination of agency services including, marketing carrier’s insurance plans, soliciting Member applications, binding, executing and servicing insurance policies on a continuous basis throughout a policy’s life cycle which includes and culminates with the Customer’s collection of monthly premiums. No commission is earned if cash is not received by Carrier. Thus, commission revenue is earned only after a month’s cash receipts from Members’ dues is received by the Customer. Each month’s Carrier cash collections is considered a separate unit sold and transferred to the Customer i.e., the satisfaction of that month’s performance obligation.

Transaction price is typically stated in a contract and usually based on a commission rate applied to Member premiums paid and received by Carrier. The Company generally continues to receive commission payments from Carriers until a Member’s plan is cancelled or the Company terminates its agency agreement with the Carrier. Upon termination, the Company normally will no longer receive any commissions from Carriers even on business still in place. In some instances, trailing commissions could occur which would be recognized similar to other Healthcare revenue. With one performance obligation, allocation of transaction price is normally not necessary.

Healthcare typically utilizes the Direct Bill method.

The Company recognizes revenue at a point in time, when it satisfies its monthly performance obligation and control of the service transfers to the Customer. Transfer occurs when Member insurance premium cash payments are received by the Customer. The Customer’s receipt of cash is the culmination and complete satisfaction of the Company’s performance obligation, and the earnings process is complete.

With Direct Bill, since the amount of monthly Customer cash receipts is unknown to the Company until the following month when notice is provided by Customer to Company, the Company accrues revenue at each period end. Any estimated revenue accrued and recognized at a period-end is trued up for financial reporting per actual revenue earned as provided by the Customer during the following month.

P&C revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Customers, to perform agency services to solicit, receive proposals and bind insurance policies culminating with policy placement. Commission revenue is earned at the time of policy placement.

Transaction price is typically stated in a contract and usually based on commission rates applied to Member premiums due. With one performance obligation, allocation of transaction price is normally not necessary.

P&C utilizes both the Agency Bill and Direct Bill methods, depending on the Carrier.

The Company recognizes revenue at a point in time when it satisfies its performance obligation and control of the service transfers to the Customer. Transfer occurs when the policy placement process is complete.

With both Direct Bill and Agency Bill, the Company accrues commission revenue in the period policies are placed. With Agency Bill, payment is typically received from Members in the month earned, however with Direct Bill, payment is typically received from Carriers in the month subsequent to the commissions being earned.

Other revenue policies: Insurance commissions earned from Carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the consolidated statements of operations.

When applicable, commission revenue is recognized net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

The Company could earn additional revenue from contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the Carriers (collectively, “Contingent Commissions”). Contingent Commissions are earned when the Company achieves targets established by Carriers. The Carriers notify the Company when it has achieved the target. The Company recognizes revenue for any Contingent Commissions at the time it is reasonably assured that a significant revenue reversal is not probable, which is generally when a Carrier notifies the Company that it is on track or has earned a Contingent Commission.

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Year ended December 30, 2021	Medical/Life	Property and Casualty	Total
Regular
EBS	$799,474	$-	$799,474
USBA	60,129	-	60,129
CCS/UIS	-	333,874	333,874
Montana	1,744,515	-	1,744,515
Fortman	1,173,215	958,521	2,131,736
Altruis	3,313,453	-	3,313,453
Kush	1,327,153	-	1,327,153
	$8,417,939	$1,292,395	$9,710,334

Year ended December 30, 2020	Medical/Life	Property and Casualty	Total
Regular
EBS	$796,434	$-	$796,434
USBA	207,056	-	207,056
CCS/UIS	-	271,459	271,459
Montana	1,497,045	-	1,497,045
Fortman	1,196,375	942,967	2,139,342
Altruis	2,385,810	-	2,385,810
	$6,082,720	$1,214,426	$7,297,146

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The fair value of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date unless there is a contractual term for services in which case such compensation would be amortized over the contractual term. As the Reliance Global Group, Inc. Equity Incentive Plan 2019 was adopted in January of 2019, the Company lacks the historical basis to estimate forfeitures and will recognize forfeitures as they occur.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The fair value of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term. As the Reliance Global Group, Inc. Equity Incentive Plan 2019 was adopted in January of 2019, the Company lacks the historical basis to estimate forfeitures and will recognize forfeitures as they occur.

Leases

Leases

The Company recognizes leases in accordance with Accounting Standards Codification Topic 842, “Leases” (“ASC 842” or “ASU 2016-12”). This standard provides enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases are recognized as a single lease expense, generally on a straight-line basis.

The Company is the lessee in a contract when the Company obtains the right to use an asset. We currently lease real estate and office space under non-cancelable operating lease agreements. When applicable, consideration in a contract is allocated between lease and non-lease components. Lease payments are discounted using the implicit discount rate in the lease. If the implicit discount rate for the lease cannot be readily determined, the Company uses an estimate of its incremental borrowing rate. The Company did not have any contracts accounted for as finance leases as of March 31, 2021, or 2020. Operating leases are included in the line items right-of-use assets, current portion of leases payable, and leases payable, less current portion in the condensed consolidated balance sheets. Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the condensed consolidated balance sheet and are expensed on a straight-line basis over the lease term in the condensed consolidated statement of operations. The Company determines a lease’s term by agreement with lessor and includes lease extension options and variable lease payments when option and/or variable payments are reasonably certain of being exercised or paid.

Leases

The Company recognizes leases in accordance with Accounting Standards Codification Topic 842, “Leases” (“ASC 842” or “ASU 2016-12”). This standard provides enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases are recognized as a single lease expense, generally on a straight-line basis.

The Company is the lessee in a contract when the Company obtains the right to use an asset. We currently lease real estate and office space under non-cancelable operating lease agreements. When applicable, consideration in a contract is allocated between lease and non-lease components. Lease payments are discounted using the implicit discount rate in the lease. If the implicit discount rate for the lease cannot be readily determined, the Company uses an estimate of its incremental borrowing rate. The Company did not have any contracts accounted for as finance leases as of December 31, 2021, or 2020. Operating leases are included in the line items right-of-use assets, current portion of leases payable, and leases payable, less current portion in the consolidated balance sheets. Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in the consolidated statement of operations. The Company determines a lease’s term by agreement with lessor and includes lease extension options and variable lease payments when option and/or variable payments are reasonably certain of being exercised or paid.

Income Taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Seasonality

Seasonality

A greater number of the Company’s Medicare-related health insurance plans are sold in the fourth quarter during the Medicare annual enrollment period when Medicare-eligible individuals are permitted to change their Medicare Advantage. The majority of the Company’s individual and family health insurance plans are sold in the annual open enrollment period as defined under the federal Patient Protection and Affordable Care Act and related amendments in the Health Care and Education Reconciliation Act. Individuals and families generally are not able to purchase individual and family health insurance outside of these open enrollment periods, unless they qualify for a special enrollment period as a result of certain qualifying events, such as losing employer-sponsored health insurance or moving to another state.

Seasonality

A greater number of the Company’s Medicare-related health insurance plans are sold in the fourth quarter during the Medicare annual enrollment period when Medicare-eligible individuals are permitted to change their Medicare Advantage. The majority of the Company’s individual and family health insurance plans are sold in the annual open enrollment period as defined under the federal Patient Protection and Affordable Care Act and related amendments in the Health Care and Education Reconciliation Act. Individuals and families generally are not able to purchase individual and family health insurance outside of these open enrollment periods, unless they qualify for a special enrollment period as a result of certain qualifying events, such as losing employer-sponsored health insurance or moving to another state.

Prior Period Adjustments

Prior Period Adjustments

During the June 30, 2021 quarterly financial reporting close process, the Company identified certain immaterial adjustments impacting the prior reporting period. Specifically, the Company identified adjustments to correct asset, liability and equity accounts in relation to historical purchase price allocation accounting, adjustments to true up accounts receivable and retained earnings for certain historical accrued revenues and true up the common stock issuable account.

The Company has also separately reclassified its purchase software from property, plant and equipment to intangible assets which had no impact on the condensed consolidated statement of operations.

The Company assessed the materiality of the adjustments to prior period financial statements in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. (SAB) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, and ASC 250, Accounting Changes and Error Corrections.

Accordingly, the Company’s comparative condensed consolidated financial statements and impacted notes have been revised from amounts previously reported to reflect these adjustments. The following table illustrates the impact on previously reported amounts and adjusted balances presented in the condensed consolidated financial statements for the period ended March 31, 2022.

Account	3/31/2021 As reported	Adjustment	3/31/2021 Adjusted
Earn-out liability-Closing balance as of December 31, 2020	2,631,418	300,000	2,931,418
Goodwill-Closing balance as of December 31, 2020	9,265,070	(503,345)	8,761,725
Common stock issuable-Closing balance as of December 31, 2020	822,116	(482,116)	340,000
Additional paid-in-capital-Closing balance as of December 31, 2020	11,377,123	182,116	11,559,239
Accumulated Deficit-Closing balance as of December 31, 2020	(12,482,281)	122,601	(12,359,680)
Common stock issuable	482,116	(482,116)	-
Accumulated Deficit	(13,123,609)	150,003	(12,973,606)
Additional paid-in-capital	25,810,147	182,116	25,992,263
Commission income	2,296,328	27,402	2,323,730
Total Revenue	2,296,328	27,402	2,323,730
Net Loss	(641,328)	27,402	(613,926)
EPS	(0.09)	(0.01)	(0.08)

Prior Period Adjustments

The Company identified certain immaterial adjustments impacting the prior reporting period. Specifically, the Company identified adjustments to correct certain asset, liability and equity accounts in relation to historical purchase price allocation accounting, adjustments to true up accounts receivable and retained earnings for certain historical accrued revenues and true up the common stock issuable account.

The Company has also separately reclassified its purchase software from property, plant and equipment to intangible assets to conform to the 2021 presentation in the amount of $296,783. This reclassification had no impact on the consolidated statements of operations.

The Company assessed the materiality of the adjustments to prior period financial statements in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. (SAB) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, and ASC 250, Accounting Changes and Error Corrections.

Accordingly, the Company’s comparative consolidated financial statements and impacted notes have been revised from amounts previously reported to reflect these adjustments. The following table illustrates the impact on previously reported amounts and adjusted balances presented in the consolidated financial statements for the year ended December 31, 2021.

Account	12/31/2020 As reported	Adjustment	12/31/2020 Adjusted
Accounts receivable	$236,651	$625,946	$862,597
Goodwill	$9,265,070	$(503,345)	$8,761,725
Earn-out liability	$2,631,418	$300,000	$2,931,418
Common stock issuable	$822,116	$(482,116)	$340,000
Additional paid-in capital	$11,377,123	$182,116	$11,559,239
Accumulated deficit	$(12,482,281)	$122,601	$(12,359,680)
Commission income	$7,279,530	$17,616	$7,297,146
Accumulated Deficit-Closing balance as of December 31, 2019	$(8,783,276)	$104,986	$(8,678,290)

Total assets	$17,922,086	$122,601	$18,044,687
Total liabilities	$17,807,699	$300,000	$18,107,699
Total stockholder’s equity (deficit)	$114,387	$(177,399)	$(63,012)
Total liabilities and stockholder’s equity	$17,922,086	$122,601	$18,044,687
Total revenue	$7,279,530	$17,616	$7,297,146
Net loss	$(3,699,005)	$17,616	$(3,681,389)
EPS	$(0.88)	$0.00	$(0.88)

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financing Instruments—Credit Losses. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. On November 15, 2019, the FASB delayed the effective date of FASB ASC Topic 326 for certain small public companies and other private companies. As amended, the effective date of ASC Topic 326 was delayed until fiscal years beginning after December 15, 2022 for SEC filers that are eligible to be smaller reporting companies under the SEC’s definition. The Company does not currently believe the adoption of this standard will have a significant impact on its financial statements, given its history of minimal bad debt expense relating to trade accounts receivable.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which eliminates certain exceptions to the general principles in Topic 740 and simplifies other areas of the existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company adopted this pronouncement January 1, 2021 which did not have a material effect on the condensed consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for fiscal years beginning after December 15, 2021. The Company adopted ASU 2020-06 on January 1, 2022, which did not have a material impact on the condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends ASC 805 to require an acquirer to, at the date of acquisition, recognize and measure contract assets and contract liabilities acquired in accordance with ASU 2014-9, Revenue from Contracts with Customers (Topic 606) as if the entity had originated the contracts. The guidance is effective for fiscal years beginning after December 15, 2022 with early adoption permitted. The Company elected to early adopt ASU 2021-08 as of January 1, 2022, which did not have a material impact on the condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financing Instruments—Credit Losses. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. On November 15, 2019, the FASB delayed the effective date of FASB ASC Topic 326 for certain small public companies and other private companies. As amended, the effective date of ASC Topic 326 was delayed until fiscal years beginning after December 15, 2022 for SEC filers that are eligible to be smaller reporting companies under the SEC’s definition. The Company does not currently believe the adoption of this standard will have a significant impact on its financial statements, given its history of minimal bad debt expense relating to trade accounts receivable.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which eliminates certain exceptions to the general principles in Topic 740 and simplifies other areas of the existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company adopted this pronouncement January 1, 2021 which did not have a material effect on the consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for fiscal years beginning after December 15, 2021. The Company adopted ASU 2020-06 on January 1, 2022, which did not have a material impact on the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends ASC 805 to require an acquirer to, at the date of acquisition, recognize and measure contract assets and contract liabilities acquired in accordance with ASU 2014-9, Revenue from Contracts with Customers (Topic 606) as if the entity had originated the contracts. The guidance is effective for fiscal years beginning after December 15, 2022 with early adoption permitted. The Company elected to early adopt ASU 2021-08 as of January 1, 2022, which did not have a material impact on the consolidated financial statements.